Other Non-Current Assets (Tables)	12 Months Ended
Mar. 31, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets consisted of the following:
	As of March 31,
	2024	2023
Prepayment of long-term equipment and mold model (1)	$3,637,002	$-
Deposits and others (2)	116,644	41,844
Other non-current assets	$3,753,646	$41,844
(1)	Prepayment of long-term equipment and mold model are prepayments to suppliers for equipment and molds, which will be recognized as fixed assets when available in the future.
(2)	Deposits are rental security payment to the landlords that the Company will hold for more than one year, which will be refunded upon maturity of the leases.